Note 2 - Significant accounting policies (Detail) - Computation of basic and diluted net income (loss) per common share (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss) (in Dollars)	29,793,048	(9,936,926)	(12,415,480)
Weighted average number of common shares	13,727,925	11,318,766	10,332,941
Diluted weighted average number of common shares	14,320,814	11,318,766	10,332,941
Basic income (loss) per common share (in Dollars per share)	2.17	(0.88)	(1.20)
Diluted income (loss) per common share (in Dollars per share)	2.08	(0.88)	(1.20)
Warrant [Member]
Dilutive Securities (in Dollars)	177,374
Stock Options [Member]
Dilutive Securities (in Dollars)	415,515